Castle Tandem Fund
			Schedule of Investments
	September 30, 2022 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
5,800	Expeditors International of Washington, Inc.		$ 512,198	1.68%

Beverages
5,100	Brown-Forman Corporation - Class B		339,507	1.11%

Cable & Other Pay Television Services
26,700	Comcast Corporation - Class A		783,111	2.57%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
8,200	The J.M. Smucker Company		1,126,762	3.70%

Electric Services
7,900	NextEra Energy, Inc.		619,439	2.03%

Electronic Connectors
10,400	Amphenol Corporation - Class A		696,384	2.28%

Industrial Instruments For Measurement, Display, and Control
800	Roper Technologies, Inc.		287,712	0.94%

Insurance Agents, Brokers & Services
9,300	Brown & Brown, Inc.		562,464	1.84%

Meat Packing Plants
11,100	Hormel Foods Corporation		504,384	1.65%

Miscellaneous Food Preparations & Kindred Products
5,700	McCormick & Company, Inc.		406,239	1.33%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
2,700	Steris PLC (Ireland)		448,956	1.47%

Pharmaceutical Preparations
11,900	Abbott Laboratories		1,151,444
10,000	AbbVie Inc.		1,342,100
6,000	Johnson & Johnson		980,160
			3,473,704	11.39%

Refuse Systems
5,500	Republic Services, Inc.		748,220
4,300	Waste Connections, Inc. (Canada)		581,059
			1,329,279	4.36%

Retail - Drug Stores And Proprietary Stores
6,300	Walgreens Boots Alliance, Inc.		197,820	0.65%

Retail - Variety Stores
1,100	Costco Wholesale Corporation		519,497
5,000	Dollar General Corporation		1,199,300
			1,718,797	5.64%

Rubber & Plastics Footwear
4,500	NIKE, Inc. - Class B		374,040	1.23%

Security & Commodity Brokers, Dealers, Exchanges & Services
10,300	Cboe Global Markets, Inc.		1,208,911
9,700	Intercontinental Exchange, Inc.		876,395
6,700	T. Rowe Price Group, Inc.		703,567
			2,788,873	9.15%

Security Brokers, Dealers & Flotation Companies
1,500	BlackRock, Inc.		825,420
2,500	MarketAxess Holdings Inc.		556,225
14,500	SEI Investments Company		711,225
			2,092,870	6.87%

Services - Business Services, NEC
3,000	Accenture PLC - Class A (Ireland)		771,900
2,100	Mastercard, Inc. - Class A		597,114
4,900	Visa, Inc. - Class A		870,485
			2,239,499	7.35%

Services - Computer Integrated Systems Design
3,900	Jack Henry & Associates, Inc.		710,853	2.33%

Services - Computer Processing & Data Preperation
2,800	Automatic Data Processing, Inc.		633,332
2,000	Verisk Analytics, Inc.		341,060
			974,392	3.20%

Services - Computer Programming, Data Processing, Etc.
3,300	FactSet Research Systems, Inc.		1,320,363	4.33%

Services - Prepackaged Software
2,400	Microsoft Corporation		558,960	1.83%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
6,000	Church & Dwight Co.		428,640	1.41%

Surgical & Medical Instruments & Apparatus
3,100	Becton, Dickinson and Company		690,773
2,600	ResMed, Inc.		567,580
4,500	Stryker Corporation		911,430
			2,169,783	7.12%

Water Supply
22,600	Essential Utilities, Inc.		935,188	3.07%

Total for Common Stocks (Cost - $25,397,057)			27,600,217	90.53%

MONEY MARKET FUNDS
2,898,386	First American Treasury Obligations Fund - X Class 2.87% *		2,898,386	9.51%
	(Cost - $2,898,386)

	Total Investments		30,498,603	100.04%
	(Cost - $28,295,443)

	Liabilities in Excess of Other Assets		(12,636)	-0.04%

	Net Assets		$ 30,485,967	100.00%

* The Yield shown represents the 7-day yield at September 30, 2022.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at September 30, 2022, was $28,295,443. At September 30, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Appreciation		$ 4,027,069
	Unrealized Depreciation		(1,823,909)
	Unrealized Appreciation		$ 2,203,160

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Valuation Committee, which includes the Valuation Designee, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940 and oversees the Valuation Designee.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2022:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 27,600,217	$ -	$ -	$ 27,600,217
Money Market Funds	2,898,386	-	-	2,898,386
Total	$ 30,498,603	$ -	$ -	$ 30,498,603

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended September 30, 2022.